Subordinated Liabilities - Activity (Details) $ in Millions			12 Months Ended
	Oct. 01, 2018	Dec. 27, 2013	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Sep. 26, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)
Financial liabilities
Outstanding issue amount				$ 1,259,588			$ 1,191,900
Subordinated liabilities | Financial liabilities at amortized cost category
Financial liabilities
Outstanding issue amount			$ 1,894,000,000	37,228		$ 1,825,000,000	35,885	$ 1,822,000,000	$ 37,576
Tier II Subordinated Capital Notes | Financial liabilities at amortized cost category
Financial liabilities
Outstanding issue amount			$ 77,093,000	1,546	$ 1,221,907,000		26,054		27,278
Annual interest rate (as percent)	5.95%	5.95%	5.95%
Subordinated Additional Tier I Capital Notes | Financial liabilities at amortized cost category
Financial liabilities
Outstanding issue amount			$ 500,000,000	9,809			$ 9,831		$ 10,298
Annual interest rate (as percent)			8.50%
Tier II Subordinated Notes | Financial liabilities at amortized cost category
Financial liabilities
Outstanding issue amount			$ 1,300,000,000	$ 25,873
Annual interest rate (as percent)			5.95%